Schedule H - Line 4(i) - Schedule of Assets 2 (Details) - EBP 20-2991357 003 [Member]		12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares
Investment, value	$ 244,176,081	$ 244,176,081
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		4.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%
Investment, Identifier [Axis]: AmericanBeaconSmallCapValueInvestorFundMember
EBP, Investment, Number of Shares | shares	45,048	45,048
Investment, value	$ 1,052,762	$ 1,052,762
Investment, Identifier [Axis]: CarillonEagleMidCapGrowthFundMember
EBP, Investment, Number of Shares | shares	166,320	166,320
Investment, value	$ 10,780,850	$ 10,780,850
Investment, Identifier [Axis]: DodgeAndCoxInternationalStockFundMember
EBP, Investment, Number of Shares | shares	351,208	351,208
Investment, value	$ 5,780,888	$ 5,780,888
Investment, Identifier [Axis]: EthanAllenInteriorsCommonStockMember
EBP, Investment, Number of Shares | shares	106,177	106,177
Investment, value	$ 2,425,080	$ 2,425,080
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
EBP, Investment, Issuer Name [Extensible Enumeration]		Ethan Allen Interiors Inc. [Member]
Investment, Identifier [Axis]: FidelityAdvisorInternationalCapitalAppreciationFundMember
EBP, Investment, Number of Shares | shares	5,697	5,697
Investment, value	$ 204,532	$ 204,532
Investment, Identifier [Axis]: FidelityTotalBondFundMember
EBP, Investment, Number of Shares | shares	660,580	660,580
Investment, value	$ 5,898,980	$ 5,898,980
Investment, Identifier [Axis]: MFSMidCapValueFundMember
EBP, Investment, Number of Shares | shares	349,118	349,118
Investment, value	$ 8,029,529	$ 8,029,529
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	true
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 2,656,115	$ 2,656,115
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date		Dec. 31, 2035
Investment, Identifier [Axis]: PutnamStableValueFundMember
EBP, Investment, Number of Shares | shares	19,253,730	19,253,730
Investment, value	$ 19,253,730	$ 19,253,730
Investment, Identifier [Axis]: SelfDirectedBrokerageFundMember
Investment, value	$ 2,282,780	$ 2,282,780
Investment, Identifier [Axis]: TRowePriceRetirement2005TrustMember
EBP, Investment, Number of Shares | shares	21,159	21,159
Investment, value	$ 489,418	$ 489,418
Investment, Identifier [Axis]: TRowePriceRetirement2010TrustMember
EBP, Investment, Number of Shares | shares	113,023	113,023
Investment, value	$ 2,801,851	$ 2,801,851
Investment, Identifier [Axis]: TRowePriceRetirement2015TrustMember
EBP, Investment, Number of Shares | shares	41,641	41,641
Investment, value	$ 1,130,973	$ 1,130,973
Investment, Identifier [Axis]: TRowePriceRetirement2020TrustMember
EBP, Investment, Number of Shares | shares	255,924	255,924
Investment, value	$ 7,588,132	$ 7,588,132
Investment, Identifier [Axis]: TRowePriceRetirement2025TrustMember
EBP, Investment, Number of Shares | shares	318,775	318,775
Investment, value	$ 10,372,927	$ 10,372,927
Investment, Identifier [Axis]: TRowePriceRetirement2030TrustMember
EBP, Investment, Number of Shares | shares	612,685	612,685
Investment, value	$ 22,026,021	$ 22,026,021
Investment, Identifier [Axis]: TRowePriceRetirement2035TrustMember
EBP, Investment, Number of Shares | shares	287,460	287,460
Investment, value	$ 11,331,690	$ 11,331,690
Investment, Identifier [Axis]: TRowePriceRetirement2040TrustMember
EBP, Investment, Number of Shares | shares	295,957	295,957
Investment, value	$ 12,521,950	$ 12,521,950
Investment, Identifier [Axis]: TRowePriceRetirement2045TrustMember
EBP, Investment, Number of Shares | shares	147,176	147,176
Investment, value	$ 6,486,068	$ 6,486,068
Investment, Identifier [Axis]: TRowePriceRetirement2050TrustMember
EBP, Investment, Number of Shares | shares	162,897	162,897
Investment, value	$ 7,226,104	$ 7,226,104
Investment, Identifier [Axis]: TRowePriceRetirement2055TrustMember
EBP, Investment, Number of Shares | shares	105,281	105,281
Investment, value	$ 4,672,362	$ 4,672,362
Investment, Identifier [Axis]: TRowePriceRetirement2060TrustMember
EBP, Investment, Number of Shares | shares	61,542	61,542
Investment, value	$ 1,757,018	$ 1,757,018
Investment, Identifier [Axis]: TRowePriceRetirement2065TrustMember
EBP, Investment, Number of Shares | shares	32,478	32,478
Investment, value	$ 582,333	$ 582,333
Investment, Identifier [Axis]: VanguardEquityIncomeFundAdmiralSharesMember
EBP, Investment, Number of Shares | shares	66,493	66,493
Investment, value	$ 6,177,831	$ 6,177,831
Investment, Identifier [Axis]: VanguardExtendedMarketIndexFundMember
EBP, Investment, Number of Shares | shares	33,004	33,004
Investment, value	$ 5,235,070	$ 5,235,070
Investment, Identifier [Axis]: VanguardInstitutionalIndexFundMember
EBP, Investment, Number of Shares | shares	42,419	42,419
Investment, value	$ 23,418,899	$ 23,418,899
Investment, Identifier [Axis]: VanguardTotalBondMarketFundMember
EBP, Investment, Number of Shares | shares	1,497,934	1,497,934
Investment, value	$ 14,634,812	$ 14,634,812
Investment, Identifier [Axis]: VanguardTotalInternationalStockIndexFundMember
EBP, Investment, Number of Shares | shares	75,746	75,746
Investment, value	$ 12,277,621	$ 12,277,621
Investment, Identifier [Axis]: WasatchCoreGrowthFundMember
EBP, Investment, Number of Shares | shares	6,760	6,760
Investment, value	$ 501,649	$ 501,649
Investment, Identifier [Axis]: WinslowLargeCapGrowthFundMember
EBP, Investment, Number of Shares | shares	2,906,653	2,906,653
Investment, value	$ 37,234,221	$ 37,234,221